Fair Value Measurements (Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 1,449,790	¥ 1,235,311
Total assets, Carrying amount	17,660,556	16,673,390
Long-term debt including the current portion, Carrying amount	734,886	744,273
Total liabilities	14,513,076	13,541,502
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,603,784	1,369,157
Total assets, Estimated fair value	1,603,784	1,369,157
Long-term debt including the current portion, Estimated fair value	745,599	755,631
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	710,191	677,375
Total liabilities, Estimated fair value	1,455,790	1,433,006
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,449,790	1,235,311
Total assets, Carrying amount	1,449,790	1,235,311
Long-term debt including the current portion, Carrying amount	734,886	744,273
Investment contracts included in policyholders' account in the life insurance business, Carrying amount	686,182	638,737
Total liabilities	1,421,068	1,383,010
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,603,784	1,369,157
Total assets, Estimated fair value	1,603,784	1,369,157
Long-term debt including the current portion, Estimated fair value	745,599	755,631
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	710,191	677,375
Total liabilities, Estimated fair value	¥ 1,455,790	¥ 1,433,006